CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.6%
COMMUNICATION SERVICES - 6.3%
Entertainment - 0.9%
Walt Disney Co.	22,600	$2,765,336

Interactive Media & Services - 2.8%
Alphabet Inc., Class A Shares	25,749	3,886,296	*
Meta Platforms Inc., Class A Shares	8,889	4,316,321

Total Interactive Media & Services		8,202,617

Media - 2.6%
Charter Communications Inc., Class A Shares	7,365	2,140,490	*
Comcast Corp., Class A Shares	124,178	5,383,116
Total Media		7,523,606

TOTAL COMMUNICATION SERVICES		18,491,559

CONSUMER DISCRETIONARY - 1.7%
Specialty Retail - 1.7%
Home Depot Inc.	13,175	5,053,930

CONSUMER STAPLES - 3.0%
Beverages - 1.3%
PepsiCo Inc.	20,918	3,660,859

Food Products - 0.4%
Nestle SA, ADR	11,100	1,178,820

Personal Care Products - 1.3%
Haleon PLC, ADR	462,798	3,929,155

TOTAL CONSUMER STAPLES		8,768,834

ENERGY - 9.1%
Oil, Gas & Consumable Fuels - 9.1%
Chevron Corp.	40,819	6,438,789
ConocoPhillips	101,319	12,895,882
Enterprise Products Partners LP	258,694	7,548,691

TOTAL ENERGY		26,883,362

FINANCIALS - 24.6%
Banks - 9.1%
Bank of America Corp.	237,650	9,011,688
JPMorgan Chase & Co.	69,642	13,949,293
US Bancorp	84,470	3,775,809

Total Banks		26,736,790

Capital Markets - 3.3%
Charles Schwab Corp.	132,247	9,566,748

See Notes to Schedule of Investments.

ClearBridge Variable Large Cap Value Portfolio 2024 Quarterly Report	1

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
Consumer Finance - 3.5%
American Express Co.	32,207	$7,333,212
Capital One Financial Corp.	20,300	3,022,467

Total Consumer Finance		10,355,679

Financial Services - 3.7%
Berkshire Hathaway Inc., Class B Shares	13,568	5,705,615	*
Visa Inc., Class A Shares	18,471	5,154,887

Total Financial Services		10,860,502

Insurance - 5.0%
Marsh & McLennan Cos. Inc.	22,780	4,692,224
Progressive Corp.	19,306	3,992,867
Travelers Cos. Inc.	26,348	6,063,729
Total Insurance		14,748,820

TOTAL FINANCIALS		72,268,539

HEALTH CARE - 15.1%
Health Care Equipment & Supplies - 2.0%
Becton Dickinson & Co.	23,532	5,822,994

Health Care Providers & Services - 7.6%
CVS Health Corp.	72,000	5,742,720
Elevance Health Inc.	8,636	4,478,111
McKesson Corp.	13,497	7,245,864
UnitedHealth Group Inc.	10,265	5,078,096

Total Health Care Providers & Services		22,544,791

Life Sciences Tools & Services - 2.3%
Thermo Fisher Scientific Inc.	11,500	6,683,915

Pharmaceuticals - 3.2%
Johnson & Johnson	34,545	5,464,673
Merck & Co. Inc.	29,547	3,898,727

Total Pharmaceuticals		9,363,400

TOTAL HEALTH CARE		44,415,100

INDUSTRIALS - 11.1%
Aerospace & Defense - 3.0%
Northrop Grumman Corp.	10,022	4,797,131
RTX Corp.	40,614	3,961,083

Total Aerospace & Defense		8,758,214

Air Freight & Logistics - 2.4%
United Parcel Service Inc., Class B Shares	47,703	7,090,097

Commercial Services & Supplies - 1.1%
Veralto Corp.	35,800	3,174,028

Ground Transportation - 0.9%
XPO Inc.	22,800	2,782,284	*

See Notes to Schedule of Investments.

2	ClearBridge Variable Large Cap Value Portfolio 2024 Quarterly Report

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
Machinery - 3.7%
Deere & Co.	6,478	$2,660,774
Illinois Tool Works Inc.	16,797	4,507,139
Otis Worldwide Corp.	37,220	3,694,829

Total Machinery		10,862,742

TOTAL INDUSTRIALS		32,667,365

INFORMATION TECHNOLOGY - 13.0%
Communications Equipment - 2.1%
Motorola Solutions Inc.	17,292	6,138,314

Semiconductors & Semiconductor Equipment - 8.6%
Intel Corp.	303,556	13,408,069
Lam Research Corp.	4,648	4,515,857
Microchip Technology Inc.	80,200	7,194,742

Total Semiconductors & Semiconductor Equipment		25,118,668

Software - 2.3%
Microsoft Corp.	9,392	3,951,402
Oracle Corp.	23,201	2,914,278

Total Software		6,865,680

TOTAL INFORMATION TECHNOLOGY		38,122,662

MATERIALS - 6.3%
Chemicals - 4.4%
Air Products & Chemicals Inc.	30,670	7,430,421
Sherwin-Williams Co.	16,000	5,557,280

Total Chemicals		12,987,701

Construction Materials - 1.9%
Martin Marietta Materials Inc.	8,888	5,456,699

TOTAL MATERIALS		18,444,400

REAL ESTATE - 1.3%
Specialized REITs - 1.3%
American Tower Corp.	18,955	3,745,318

UTILITIES - 7.1%
Electric Utilities - 2.0%
Edison International	83,336	5,894,355

Multi-Utilities - 5.1%
Sempra	154,474	11,095,868
WEC Energy Group Inc.	49,600	4,073,152

Total Multi-Utilities		15,169,020

TOTAL UTILITIES		21,063,375

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $151,595,478)		289,924,444

See Notes to Schedule of Investments.

ClearBridge Variable Large Cap Value Portfolio 2024 Quarterly Report	3

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.2%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.155%	1,787,758	$1,787,758	(a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	5.242%	1,787,759	1,787,759	(a)(b)

TOTAL SHORT-TERM INVESTMENTS (Cost - $3,575,517)			3,575,517

TOTAL INVESTMENTS - 99.8% (Cost - $155,170,995)			293,499,961
Other Assets in Excess of Liabilities - 0.2%			573,480

TOTAL NET ASSETS - 100.0%			$294,073,441

*	Non-income producing security.

(a)	Rate shown is one-day yield as of the end of the reporting period.

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At March 31, 2024, the total market value of investments in Affiliated Companies was $1,787,759 and the cost was $1,787,759 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge Variable Large Cap Value Portfolio 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Large Cap Value Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making

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Notes to Schedule of Investments (unaudited) (continued)

fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

6

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$289,924,444	—	—	$289,924,444
Short-Term Investments†	3,575,517	—	—	3,575,517

Total Investments	$293,499,961	—	—	$293,499,961

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2024. The following transactions were effected in such company for the period ended March 31, 2024.

	Affiliate Value at
	December 31,	Purchased		Sold
	2023	Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$1,546,863	$6,774,055	6,774,055	$6,533,159	6,533,159

7

Notes to Schedule of Investments (unaudited) (continued)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$31,030	—	$1,787,759

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